Income Tax Expense - Deferred Taxes Directly Charged to (Credited from) Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred taxes directly charged to (credited from) equity	₩ 11,912	₩ 43,359	₩ (57,544)
Valuation gain on financial assets at FVOCI [member]
Deferred taxes directly charged to (credited from) equity	2,983	41,461
Valuation loss on available-for-sale financial assets [Member]
Deferred taxes directly charged to (credited from) equity			(55,883)
Share of other comprehensive income (loss) of associates [Member]
Deferred taxes directly charged to (credited from) equity	2,279	278	(260)
Valuation loss on derivatives [Member]
Deferred taxes directly charged to (credited from) equity	(16,083)	(9,223)	(3,019)
Reserve of remeasurements of defined benefit plans [Member]
Deferred taxes directly charged to (credited from) equity	₩ 22,733	₩ 10,843	₩ 1,618